Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Estimated Useful Lives of Property, Plant and Equipment

Depreciation of all property, plant, and equipment, except for land is calculated using the straight-line method to allocate their cost, net of their residual values, over their estimated useful lives, as follows:

Estimated Useful Life
Buildings	5 – 40 years
Structures	5 – 40 years
Machinery and equipment (Telecommunications equipment and others) Others	2 – 40 years
Vehicles	4 – 6 years
Tools	4 – 6 years
Office equipment	2 – 6 years

Summary of Amortization of Intangible Assets With Limited Useful Life

The Group amortizes intangible assets with a limited useful life using the straight-line method over the following periods:

Estimated Useful Life
Development costs	5 – 6 years
Software	6 years
Frequency usage rights	5 –10 years
Others[1]	2 – 50 years

[1]	Membership rights (condominium membership and golf membership) and broadcast license included in others are classified as intangible assets with indefinite useful life.